Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - Held-for-trading financial assets [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	R$ 262,232	R$ 249,286
Accumulated gain / (loss) reflected in income	(321)	(339)
Fair value	261,911	248,947
Investment funds [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	5,253	4,135
Accumulated gain / (loss) reflected in income	(927)	(622)
Fair value	4,326	3,513
Brazilian government securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	215,956	207,418
Accumulated gain / (loss) reflected in income	1,102	426
Fair value	217,058	207,844
Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	2,070	3,917
Accumulated gain / (loss) reflected in income	9	32
Fair value	2,079	3,949
Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	38,953	33,816
Accumulated gain / (loss) reflected in income	(505)	(175)
Fair value	38,448	33,641
Argentina [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	1,121	1,446
Accumulated gain / (loss) reflected in income	8	20
Fair value	1,129	1,466
Chile [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	301	57
Accumulated gain / (loss) reflected in income	1
Fair value	302	57
Colombia [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	207	2,080
Accumulated gain / (loss) reflected in income		12
Fair value	207	2,092
United States [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	117	100
Fair value	117	100
Mexico [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	120	5
Fair value	120	5
Paraguay [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	1	3
Fair value	1	3
Uruguay [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	84	193
Fair value	84	193
ITALY | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	115
Fair value	115
Other [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	4	33
Fair value	4	33
Shares [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	9,778	6,080
Accumulated gain / (loss) reflected in income	(332)	(121)
Fair value	9,446	5,959
Bank deposit certificates [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	969	335
Fair value	969	335
Securitized real estate loans [Member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	1,391	1,779
Accumulated gain / (loss) reflected in income	20	16
Fair value	1,411	1,795
Debentures [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	5,147	3,290
Accumulated gain / (loss) reflected in income	(187)	(74)
Fair value	4,960	3,216
Eurobonds and others [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	1,403	684
Accumulated gain / (loss) reflected in income	(7)	4
Fair value	1,396	688
Financial bills [Member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	19,724	21,170
Fair value	19,724	21,170
Promissory notes [Member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	435	391
Fair value	435	391
Other [member] | Corporate securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Gross carrying amount	106	87
Accumulated gain / (loss) reflected in income	1
Fair value	R$ 107	R$ 87